Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
EQUITY

13. EQUITY

Ordinary shares

a)	Reorganization of TOYO

TOYO’s authorized share capital is 500,000,000 ordinary shares of par value of US$0.0001 per share.

On February 23, 2024, the Company issued 41,000,000 ordinary shares, at par value of $0.0001 per share, to all existing shareholders on a pro rata basis.

The issuance of 41,000,000 shares was considered as being part of the reorganization of the Company and was retroactively applied as if the transaction occurred at the beginning of the period presented. No cash or other consideration was paid for the issuance of 41,000,000 ordinary shares. All the existing shareholders and directors of the Company consider this share issuance was part of the Company’s reorganization to result in 41,000,000 ordinary shares issued and outstanding prior to completion of the Business Combination.

b)	Earnout shares

Among the 41,000,000 ordinary shares, an aggregate of 13,000,000 ordinary shares were deposited with an escrow agent in a segregated escrow account pursuant to an escrow agreement effective upon the closing of Business Combination and will be released from the escrow account and delivered to the existing shareholders as following:

(a)	Following the closing of Business Combination, if the net profit, excluding changes in fair value of Earnout Shares, of PubCo for the fiscal year ending December 31, 2024 as shown on the audited financial statements of PubCo for the fiscal year ending December 31, 2024 (such net profit, the “2024 Audited Net Profit”) is no less than $41,000,000, the 13,000,000 ordinary shares shall immediately become vested in full and be released from the escrow account to the existing shareholders, pro rata; and

(b)	If the 2024 Audited Net Profit is less than $41,000,000, then (X) the portion of the ordinary shares in number equal to (i) the quotient of (a) the 2024 Audited Net Profit divided by (b) $41,000,000, multiplied by (ii) 13,000,000 ordinary shares, rounded up to the nearest whole number, shall become immediately vested and be released from the escrow account to the existing shareholders, pro rata, and (Y) the remaining portion of the 13,000,000 ordinary shares shall be surrendered or otherwise delivered by the existing shareholders to PubCo, pro rata, for no consideration or nominal consideration and cancelled by PubCo.

Upon the closing of the Business Combination, the 13,000,000 ordinary shares were held in escrow account, accordingly, the 13,000,000 shares were deemed as issued but not outstanding shares as of December 31, 2024 for accounting purposes and for earnings per share computations.

On May 14, 2025, based on the 2024 Audited Net Profit which was reported in the Form 20-F, which excludes changes in the fair value of Earnout Shares, the Company released an aggregate of 1,712,297 Earnout Shares, which were fully vested, from the Earnout Escrow Account, and cancelled the remaining 11,287,703 Earnout Shares.

c)	Business Combination with BWAQ

On July 1, 2024, as part of the Business Combination between the Company and BWAQ, the Company issued 4,425,743 ordinary shares to the shareholders of BWAQ, among which 1,796,328 ordinary shares were issued to the sponsor of BWAQ, 530,066 ordinary shares were issued to Fuji Solar, 717,035 ordinary shares were issued to private shareholders, 949,714 shares of ordinary shares were issued to public shareholders of BWAQ, 412,600 ordinary shares were issued to the underwriter, 20,000 ordinary shares were issued to two independent directors of BWAQ.

d)	Share-based compensation

On August 29, 2025, the Company granted an aggregated 2,450,957 restricted shares to management, consultants, and certain employees of the Company’s ultimate shareholder under a share incentive plan (the “TOYO ESOP”). As of June 30, 2026 and December 31, 2025, 2,450,957 restricted shares and 1,404,000 restricted shares were issued and outstanding (Note 14), respectively.

e)	PIPE purchase agreement

On March 6, 2024, the Company entered into a share purchase agreement (as amended on June 26, 2024, the “PIPE Purchase Agreement”) with BWAQ and a certain investor, NOTAM Co., Ltd., a Japanese corporation (the “PIPE Investor” or “NOTAM”), in connection with the Business Combination. Pursuant to the PIPE Purchase Agreement, NOTAM agrees to purchase a total of 600,000 ordinary shares (the “NOTAM PIPE Shares”), at a purchase price of $10.00 per share, for an aggregate purchase price of $6,000,000. The PIPE Amendment provides that the Company agrees to, conditioned on the PIPE Closing (as defined in the PIPE Purchase Agreement) and the Merger Closing, issue additional Ordinary Shares to NOTAM, issued up to 500,000 ordinary shares to NOTAM at purchase price of $100 if the average closing price of ordinary shares did not meet agreed prices. On July 1, 2024, the Company closed the PIPE Purchase Agreement, issued 600,000 ordinary shares in exchange of $6,000,000 from NOTAM. The NOTAM PIPE Shares were embedded features which are clearly and closely related to ordinary shares issued to the shareholders of the Company upon closing of the Business Combination. On August 9, 2024, the Company issued additionally 500,000 ordinary shares to NOTAM pursuant to the PIPE Purchase Agreement at a total purchase price of $100.

f)	At-the-market offering

On April 22, 2026, the Company entered into a sales agreement with Roth Capital Partners, LLC and H.C. Wainwright & Co., LLC as agents (collectively, the “Agents”). Pursuant to the sales agreement, the Company may offer and sell up to $30,000,000 of its ordinary shares of a par value of US$0.0001 each from time to time through the Agents. The Agents will use their reasonable best efforts, as agents and subject to the terms of the Sales Agreement, to sell the ordinary shares of the Company. Sales of the ordinary shares, if any, may be made in sales deemed to be an “at-the-market offering” as defined in Rule 415 under the Securities Act of 1933, as amended. The Agents will be entitled to a commission from the Company of 3.0% of the gross proceeds from the sale of Shares sold under the Sales Agreement. As of June 30, 2026, the Company sold 414,495 ordinary shares and raised gross proceeds of $5,718,075 from the at-the-market offering before deducting agent fees of $171,534 which was calculated at 3% of gross proceeds. The Company raised net proceeds of $5,546,541.

g)	Registered direct offering

On June 25, 2026, the Company consummated a registered direct offering (“RDO”) with certain institutional investors, pursuant to which the Company issued: (i) 4,545,456 ordinary shares, par value $0.0001 per share, of the Company, and (ii) warrants to purchase 4,545,456 Ordinary Shares (the “RDO Warrants”). The Company raised net proceeds of $47,054,065 from the RDO.

As of June 30, 2026 and December 31, 2025, the Company had 42,718,948 and 37,758,997 ordinary shares issued, respectively. As of June 30, 2026 and December 31, 2025, the Company had 42,718,948 and 36,712,040 ordinary shares outstanding, respectively.

Public Warrants

Pursuant to BWAQ’s initial public offering on February 2, 2022, BWAQ sold 9,200,000 units (the “Public Units”). Each Public Unit consists of one ordinary share (“Public Share”), one half of one redeemable warrant (“Public Warrant”) and one right (“Public Right”). Each whole Public Warrant entitled the holder to purchase one ordinary share at an exercise price of $11.50 per share. Each Public Right entitles the holder to receive one-tenth (1/10) of one ordinary share upon consummation of the business combination.

Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will expire five years from the consummation of a business combination or earlier upon redemption or liquidation.

The Public Warrants became exercisable after the consummation of the Business Combination between the Company and BWAQ on July 1, 2024. No Public Warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to such ordinary shares. The Company may call the warrants for redemption, in whole and not in part, at a price of $0.01 per warrant:

●	at any time while the warrants are exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder,

●	if, and only if, the reported last sale price of the Ordinary Shares equals or exceeds $16.50 per share (as adjusted for share dividends, share splits, share aggregation, extraordinary dividends, reorganizations, recapitalizations and the like), for any 20 trading days within any 30-trading day period commencing after the warrant become exercisable and ending one the third trading day prior to the date on which notice of redemption is given to warrant holders (the “Force-Call Provision”), and

●	if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-days trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company call the warrants for redemption as described above, its management will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.” In such event, each holder would pay the exercise price by surrendering the whole warrants for that number of ordinary shares equal to the quotient obtained by dividing (x) the product of the number of ordinary shares underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of the ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants.

As the Public Warrants meet the criteria for equity classification under ASC 815, therefore, the warrants are classified as equity. As of June 30, 2026 and December 31, 2025, the Company had 4,600,000 Public Warrants outstanding.

Private Warrants

Simultaneously with the closing of the initial public offering of BWAQ, BWAQ also sold 424,480 Private Placement Units in a private placement. Each Private Placement Unit consists of one ordinary share (“private placement share”), one half of one redeemable warrant (“Private Warrant”) and one right (“Private Right”). Each whole Private Warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per whole share. Each Private Right entitles the holder to receive one-tenth (1/10) of one ordinary share upon consummation of the business combination.

The Private Placement Units are identical to the Public Units being sold in the initial public offering of BWAQ except that Private Placement Units will not be transferable, assignable or saleable until 30 days after the completion of the business combination and will be entitled to registration rights.

As the Private Warrants meet the criteria for equity classification under ASC 815, therefore, the warrants are classified as equity. As of June 30, 2026 and December 31, 2025, the Company had 212,240 Private Warrants outstanding.

Other Warrants

On July 1, 2024, the Company issued 315,543 units (the “Other Units”) to BWAQ former shareholders and other affiliates to settle promissory notes payable. Each Other Unit consists of one ordinary share, one half of one redeemable warrant (“Other Warrant”) and one right (“Other Right”). Each whole Public Warrant entitled the holder to purchase one ordinary share at an exercise price of $11.50 per share. Each Other Right entitles the holder to receive one-tenth (1/10) of one ordinary share immediately upon consummation of the business combination.

The Other Units are identical to the Private Units. As the Other Warrants meet the criteria for equity classification under ASC 815, therefore, the warrants are classified as equity. As of June 30, 2026 and December 31, 2025, the Company had 157,767 Other Warrants outstanding.

Public Rights, Private Rights and Other Rights

Each holder of a Public Right and Private Right will automatically receive one-tenth (1/10) of an ordinary share upon consummation of a business combination, even if the holder of a Public Right converted all ordinary shares held by him, her or it in connection with a business combination or an amendment to the Company’s Amended and Restated Memorandum and Articles of Association with respect to its pre-business combination activities. Upon the closing of the Business Combination of the Company and BWAQ, the Company issued 920,000 ordinary shares, 42,448 ordinary shares and 33,919 ordinary shares in connection with an exchange of Public Rights, Private Rights and Other Rights, respectively. The Company recorded the issuance of ordinary shares at par value with corresponding account charged to additional paid-in capital.

AMI Warrants

On February 26, 2025, the Company also issued certain warrants to AUM Media Inc. exercisable for 50,000 Ordinary Shares at an exercise price of $5.50 per share for a period of three years till February 26, 2028 (the “AMI Warrants”). The AMI Warrants meet the criteria for equity classification under ASC 815, therefore, the warrants are classified as equity. As of June 30, 2026 and December 31, 2025, the Company had 50,000 AMI Warrants outstanding.

RDO Warrants

In connection with the registered direct offering closed on June 25, 2026, the Company issued RDO Warrants, which have an exercise price of $13.20 per share and are exercisable immediately upon issuance and will expire five years from the issuance date. The RDO Warrants meet the criteria for equity classification under ASC 815, therefore, the warrants are classified as equity. As of June 30, 2026 and December 31, 2025, the Company had 4,545,456 RDO Warrants outstanding.

The fair value of RDO Warrants was determined at $2.58 per share using a binomial model. The following table summarizes the assumptions used in estimating the fair value of RDO Warrants on June 25, 2026.

June 25, 2026
Stock price	$7.38
Expected volatility (%)	53.60%
Risk-free interest rate	4.15%
Expected terms (in years)	5
Expected dividends (%)	0%